Regulatory Matters (Regulatory Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Regulatory Liabilities [Line Items]
Total Regulatory Liabilities reflected in Current Regulatory Liabilities and Other Regulatory Liabilities and Other Removal Costs	$ 322.8	$ 297.0
Cost Of Removal
Regulatory Liabilities [Line Items]
Total Liabilities	154.7	157.6
Regulatory Effects Of Accounting For Income Taxes
Regulatory Liabilities [Line Items]
Total Liabilities	10.6	10.9
Unrecognized Pension Benefit And Other Postretirement Benefit Costs
Regulatory Liabilities [Line Items]
Total Liabilities	0.7	8.3
Other Postretirement Costs
Regulatory Liabilities [Line Items]
Total Liabilities	155.6	117.3
Other
Regulatory Liabilities [Line Items]
Total Liabilities	$ 1.2	$ 2.9